Short-term Bank Deposits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ShorttermBankDepositsLineItems [Line Items]
Short-term bank deposits	$ 27,100	$ 21,135
Bottom of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Bank deposits terms	4 months	3 months
Short term bank deposits annual interest rates	1.87%	2.44%
Top of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Bank deposits terms	1 year	1 year
Short term bank deposits annual interest rates	2.15%	2.64%